Other Long Term Assets (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other Noncurrent Assets Disclosure [Line Items]
Investment in subsidiaries	$ 100	$ 100
Other receivables	7,102	4,135
Security deposits	6,597	6,597
Licenses	10,000	10,000
Total other assets	$ 23,799	$ 20,832